CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Sales Revenue Net	$ 2,999,000	$ 6,827,000	$ 8,266,000	$ 11,343,000
Cost of goods sold	2,430,000	6,034,000	7,840,000	11,109,000
Gross profit	569,000	793,000	426,000	234,000
Operating expenses
Research and development	168,000	288,000	333,000	542,000
Selling and marketing	1,777,000	1,563,000	2,928,000	3,722,000
General and administrative	3,322,000	3,083,000	3,625,000	2,646,000
Total operating expenses	5,267,000	4,934,000	6,886,000	6,910,000
Operating loss	(4,698,000)	(4,141,000)	(6,460,000)	(6,676,000)
Other (income) expense, net
Interest and finance expense	812,000	705,000	1,381,000	1,661,000
Gain on conversion of debt	(557,000)	0
Debt conversion expense	0	898,000	898,000	2,707,000
Total other (income) expense	255,000	1,603,000	2,279,000	4,368,000
Loss before income taxes	(4,953,000)	(5,744,000)	(8,739,000)	(11,044,000)
Provision for income taxes	2,000	1,000	2,000	13,000
Net Loss	$ (4,955,000)	$ (5,745,000)	$ (8,741,000)	$ (11,057,000)
Loss Per Share
Basic and Diluted (in dollars per share)	$ (1.05)	$ (1.82)	$ (2.65)	$ (3.95)
Number of Shares used in Computation
Basic and Diluted (in shares)	4,721	3,156	3,294,066	2,800,632